CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
ASSETS
Cash and cash equivalents (Note 4)	$ 378.5	$ 132.1
Receivables	78.4	97.8
Loan receivable (Note 5)	15.0
Prepaid expenses and other (Note 6)	43.8	48.8
Current assets	515.7	278.7
Royalty, stream and working interests, net (Note 7)	4,423.8	4,797.8
Investments and loan receivable (Note 5)	179.9	183.2
Deferred income tax assets	54.0	6.8
Other assets (Note 8)	8.8	14.1
Total assets	5,182.2	5,280.6
LIABILITIES
Accounts payable and accrued liabilities	35.3	41.8
Current income tax liabilities	2.8	11.6
Current liabilities	38.1	53.4
Debt (Note 9)		80.0
Deferred income tax liabilities	69.4	82.4
Other liabilities	4.3	2.6
Total liabilities	111.8	218.4
SHAREHOLDERS' EQUITY (Note 15)
Share capital	5,531.9	5,390.7
Contributed surplus	15.1	14.2
Deficit	(265.8)	(164.4)
Accumulated other comprehensive loss	(210.8)	(178.3)
Total shareholders' equity	5,070.4	5,062.2
Total liabilities and shareholders' equity	$ 5,182.2	$ 5,280.6